Restricted Net Assets (Details) ¥ in Billions	12 Months Ended
Dec. 31, 2019 CNY (¥)
Restricted Net Assets
Portion of after-tax profit to be allocated to general reserve fund and the statutory surplus fund under PRC law (as a percent)	10.00%
Amount of net assets of the Company's PRC subsidiaries and VIEs, not available for distribution	¥ 1.8
Percentage of net assets of the Company's PRC subsidiaries and VIEs, not available for distribution	24.10%